Expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 878,385	$ 893,144	$ 949,729
ECL coverage	0.24%	0.23%	0.22%
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,057,661	$ 1,111,823	$ 1,191,684
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,055,494	1,109,745	1,189,451
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	599,105	605,108	639,669
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	252,724	251,891	268,616
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	86,854	90,220	97,817
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	28,773	29,008	30,084
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,406	24,276	25,957
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	148,268	150,759	156,353
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,927	1,840	2,041
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,792	5,358	5,727
Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,284	8,777	9,214
Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,902	2,912	2,982
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	60,431	62,707	65,455
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 2,601	$ 2,615	$ 2,615
Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.11%	0.11%	0.11%
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 838,722	$ 848,933	$ 910,388
ECL coverage	0.07%	0.07%	0.07%
Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,026,888	$ 1,077,191	$ 1,161,661
Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,024,721	1,075,113	1,159,428
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	569,476	571,400	610,922
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	241,499	239,416	256,614
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	82,018	84,485	92,084
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,888	23,954	25,671
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	19,585	20,506	22,155
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147,272	149,153	156,299
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,479	1,402	1,564
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,556	5,169	5,662
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,846	7,998	8,920
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,703	2,629	2,795
Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	59,710	61,945	64,268
Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,408	2,430	2,422
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 33,409	$ 37,399	$ 33,233
ECL coverage	1.11%	1.00%	1.14%
Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 26,117	$ 29,428	$ 25,410
Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,117	29,428	25,410
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,249	28,773	24,408
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,077	11,319	10,695
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,507	5,444	5,367
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,829	3,917	3,182
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,531	2,745	2,919
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	875	931	3
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	408	399	438
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	222	165	25
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	421	776	273
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	119	199	92
Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	533	574	968
Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	83	70	79
Lifetime expected credit losses | Stage 3
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 4,923	$ 5,412	$ 4,408
ECL coverage	20.49%	18.38%	21.40%
Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 3,458	$ 3,908	$ 3,027
Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,458	3,908	3,027
Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,287	3,742	2,869
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,062	923	929
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	243	179	270
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	700	689	700
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,049	951	754
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	54	549	50
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	40	38	39
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	11	11	22
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3	3	4
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	39	35	38
Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	171	166	158
Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	110	115	114
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 1,331	$ 1,401	$ 1,699
ECL coverage	12.02%	9.08%	7.06%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,198	$ 1,296	$ 1,587
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,198	1,296	1,587
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,093	1,194	1,470
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	86	233	378
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	86	111	97
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	357	447	532
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	241	74	129
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	66	126	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2	12	18
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	15	0	17
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	41	49	57
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	16	22	61
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	603,497	609,472	644,031
Gross carrying amount | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	339,798	342,372	366,745
Gross carrying amount | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	53,221	54,305	57,019
Gross carrying amount | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	210,478	212,796	220,267
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	252,892	252,087	268,825
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	86,907	90,284	97,920
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	29,299	29,587	30,660
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,922	24,718	26,359
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	148,308	150,820	156,394
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,968	1,879	2,083
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,917	5,481	5,858
Gross carrying amount | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,329	8,823	9,265
Gross carrying amount | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,970	2,976	3,041
Gross carrying amount | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	40,339	40,152	40,961
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,647	2,664	2,665
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	572,247	574,198	613,772
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	323,602	323,984	348,800
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	43,627	44,615	48,001
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	205,018	205,598	216,971
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	241,557	239,471	256,675
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	82,045	84,512	92,124
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,981	24,045	25,775
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	19,646	20,570	22,226
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147,278	149,160	156,312
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,485	1,408	1,571
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,575	5,186	5,681
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,883	8,038	8,968
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,723	2,649	2,817
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	37,661	36,721	39,196
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,412	2,435	2,426
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,631	29,127	24,777
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	14,692	16,884	16,190
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	6,491	6,777	6,213
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,447	5,466	2,373
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,154	11,412	10,792
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,538	5,472	5,398
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,923	4,001	3,252
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,569	2,777	2,961
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	877	932	15
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	419	410	449
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	224	168	26
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	426	782	276
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	140	218	110
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,277	2,886	1,419
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	84	71	80
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,372	4,819	3,889
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,337	1,150	1,258
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,435	2,293	2,042
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	601	1,375	589
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,092	962	968
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	245	188	290
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	972	1,008	1,012
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,463	1,286	1,031
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	71	590	67
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	64	61	63
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	115	115	133
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3	3	4
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	66	59	58
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	131	389	105
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	151	157	159
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,247	1,328	1,593
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	167	354	497
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	668	619	762
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	412	356	334
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	89	243	389
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	78	111	108
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	424	534	620
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	244	85	142
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	82	138	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2	12	18
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17	0	17
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	41	49	57
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	270	156	242
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,964)	(1,915)	(1,911)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,964)	$ (1,915)	$ (1,911)
Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.30%	0.29%	0.27%
Allowance for expected credit loss | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.08%	0.09%
Allowance for expected credit loss | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.96%	1.88%	1.72%
Allowance for expected credit loss | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.25%	0.22%	0.21%
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,743)	$ (1,700)	$ (1,698)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (167)	$ (196)	$ (209)
ECL coverage	0.07%	0.08%	0.08%
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (53)	$ (64)	$ (103)
ECL coverage	0.06%	0.07%	0.11%
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (526)	$ (580)	$ (575)
ECL coverage	1.80%	1.96%	1.88%
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (515)	$ (442)	$ (402)
ECL coverage	2.15%	1.79%	1.53%
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (41)	$ (61)	$ (41)
ECL coverage	0.03%	0.04%	0.03%
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (41)	$ (40)	$ (42)
ECL coverage	2.08%	2.11%	2.00%
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (125)	$ (123)	$ (130)
ECL coverage	2.11%	2.24%	2.23%
Allowance for expected credit loss | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (44)	$ (47)	$ (51)
ECL coverage	0.53%	0.53%	0.56%
Allowance for expected credit loss | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (68)	$ (64)	$ (59)
ECL coverage	2.29%	2.15%	1.95%
Allowance for expected credit loss | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.41%	0.21%	0.21%
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (131)	$ (134)	$ (151)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (47)	$ (49)	$ (49)
ECL coverage	1.76%	1.86%	1.85%
Allowance for expected credit loss | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.11%	0.11%	0.11%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.06%	0.06%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.57%	0.53%	0.53%
Increase decrease in ECL coverage	0.04%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.09%	0.09%	0.09%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%	0.06%	0.06%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.06%	0.07%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.67%	0.62%	0.60%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.44%	0.41%	0.45%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.01%	0.01%	0.02%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.86%	0.89%	0.87%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.36%	0.35%	0.34%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.51%	0.53%	0.55%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.43%	1.38%	1.35%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.12%	0.11%	0.11%
Allowance for expected credit loss | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.22%	0.27%	0.20%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (397)	$ (405)	$ (473)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (397)	$ (405)	$ (473)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.06%	0.07%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.03%	0.03%	0.03%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.35%	0.35%	0.37%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.06%	0.07%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (355)	$ (362)	$ (423)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (57)	$ (55)	$ (62)
ECL coverage	0.02%	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (28)	$ (27)	$ (41)
ECL coverage	0.03%	0.03%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (93)	$ (91)	$ (105)
ECL coverage	0.39%	0.38%	0.41%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (60)	$ (64)	$ (71)
ECL coverage	0.31%	0.31%	0.32%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (6)	$ (7)	$ (13)
ECL coverage	0.00%	0.00%	0.01%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (6)	$ (6)	$ (6)
ECL coverage	0.39%	0.41%	0.40%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (19)	$ (17)	$ (18)
ECL coverage	0.33%	0.32%	0.32%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (38)	$ (40)	$ (48)
ECL coverage	0.48%	0.50%	0.54%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (20)	$ (20)	$ (22)
ECL coverage	0.73%	0.77%	0.79%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.08%	0.09%	0.10%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (34)	$ (35)	$ (41)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (4)	$ (6)	$ (4)
ECL coverage	0.18%	0.23%	0.17%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (333)	$ (318)	$ (326)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (333)	$ (318)	$ (326)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.17%	0.98%	1.17%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.74%	0.71%	0.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.03%	1.69%	1.80%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.34%	0.91%	2.10%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (298)	$ (284)	$ (289)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (77)	$ (92)	$ (97)
ECL coverage	0.76%	0.81%	0.90%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (31)	$ (28)	$ (31)
ECL coverage	0.69%	0.50%	0.57%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (94)	$ (83)	$ (70)
ECL coverage	2.40%	2.08%	2.15%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (38)	$ (32)	$ (42)
ECL coverage	1.46%	1.14%	1.41%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (2)	$ (1)	$ (11)
ECL coverage	0.23%	0.10%	76.16%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (11)	$ (10)	$ (11)
ECL coverage	2.52%	2.56%	2.53%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (2)	$ (2)	$ (1)
ECL coverage	0.92%	1.44%	3.65%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (4)	$ (7)	$ (3)
ECL coverage	1.03%	0.84%	0.99%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (21)	$ (19)	$ (17)
ECL coverage	15.00%	8.84%	15.59%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.80%	0.31%	0.39%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (8)	$ (9)	$ (10)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1)	$ (1)	$ (1)
ECL coverage	1.46%	1.60%	1.22%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,021)	$ (1,003)	$ (956)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,021)	$ (1,003)	$ (956)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	22.35%	19.98%	23.29%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.35%	4.20%	4.72%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	28.18%	28.47%	28.84%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	43.23%	19.00%	43.76%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (937)	$ (920)	$ (862)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (30)	$ (39)	$ (39)
ECL coverage	2.72%	4.06%	3.99%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (2)	$ (9)	$ (21)
ECL coverage	0.72%	4.93%	7.13%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (272)	$ (318)	$ (312)
ECL coverage	27.98%	31.60%	30.83%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (414)	$ (335)	$ (277)
ECL coverage	28.31%	26.02%	26.89%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (16)	$ (41)	$ (17)
ECL coverage	23.28%	6.99%	24.87%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (25)	$ (23)	$ (24)
ECL coverage	38.26%	38.02%	38.01%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (104)	$ (104)	$ (111)
ECL coverage	90.37%	90.44%	83.33%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (27)	$ (24)	$ (20)
ECL coverage	40.91%	40.93%	34.22%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	35.32%	6.57%	39.81%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (84)	$ (83)	$ (94)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (41)	$ (43)	$ (44)
ECL coverage	27.36%	27.16%	27.93%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (212)	$ (189)	$ (156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (212)	$ (189)	$ (156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	12.36%	10.09%	7.73%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%	2.70%	4.34%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	10.48%	15.87%	13.29%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	21.60%	7.39%	0.09%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (153)	$ (134)	$ (123)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (3)	$ (10)	$ (11)
ECL coverage	3.37%	3.95%	2.83%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 8	$ 0	$ (11)
ECL coverage	0.00%	0.00%	9.80%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (67)	$ (87)	$ (89)
ECL coverage	15.80%	16.32%	14.29%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (3)	$ (11)	$ (13)
ECL coverage	1.23%	13.05%	8.93%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (16)	$ (12)	$ 0
ECL coverage	19.51%	8.40%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.06%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (2)	$ 0	$ (1)
ECL coverage	11.76%	0.00%	3.15%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.31%	0.07%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	26.30%	9.39%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (5)	$ (6)	$ (5)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%